Property and Equipment, Net - Property and Equipment (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	¥ 583,125	¥ 319,784
Accumulated depreciation and amortization	(158,129)	(83,854)
Net carrying amounts	424,996	235,930
Depreciation and amortization expense	80,463	41,691	¥ 29,557
Impairment loss	63,211	106,501	44,546
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	472,872	272,756
Impairment loss	3,165	36,512	¥ 9,825
Vehicles
Property, Plant and Equipment [Line Items]
Cost	23,219	9,548
Tools, furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	¥ 87,034	¥ 37,480